Other Assets - Summary of Other Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2018 USD ($)
Financial asset
Security deposits	₨ 1,197	₨ 1,636
Other deposits	250	449
Finance lease receivables	2,739	2,674
Others		26
Financial asset	4,186	4,785
Non-Financial asset
Prepaid expenses including rentals for leasehold land and Deposits	7,602	8,833
Others	4,468	3,175
Assets reclassified as held for sale	(530)
Non-Financial asset	11,540	12,008
Other non-currentassets	15,726	16,793	$ 242
Financial asset
Security deposits	1,238	514
Other deposits	59	148
Due from officers and employees	697	936
Finance lease receivables	2,271	1,854
Others	3,164	5,177
Financial asset	7,429	8,629
Non-Financial asset
Prepaid expenses and Deposits	14,407	12,824
Due from officers and employees	1,175	1,413
Advance to suppliers	1,819	1,451
Deferred contract costs	3,211	4,270
Balance with excise, customs and other authorities	3,886	2,153
Others	50	11
Assets reclassified as held for sale	(1,381)
Non-Financial asset	23,167	22,122
Other current assets	30,596	30,751	$ 469
Total	₨ 46,322	₨ 47,544